RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 464,188	R$ 179,812
PIS and COFINS - on acquisitions of property, plant and equipment	93,866	89,334
PIS and COFINS - operations	699,717	523,970
PIS/COFINS - exclusion from ICMS	443,210	570,945
ICMS - on acquisitions of property, plant and equipment	432,793	167,286
ICMS - operations	1,470,949	1,423,375
Reintegra program	64,077	65,971
Other taxes and contributions	45,821	39,057
Provision for loss of ICMS credits	(1,452,435)	(1,103,807)	R$ (1,064,268)
Tax Assets	2,262,186	1,955,943
Current assets	888,539	549,580
Non-current assets	R$ 1,373,647	R$ 1,406,363